CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Class A-1 common stock	Class A common stock	Class B common stock	Total Stockholders' Equity	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests	Total
Beginning balance (Predecessor) at Dec. 31, 2014									$ 401,608
Beginning balance at Dec. 31, 2014							$ (68)	$ 11,510	$ 413,050
Beginning balance (in shares) (Predecessor) at Dec. 31, 2014									38,398,649
Member distributions | Predecessor									$ (4,248)
Member distributions									(4,248)
Noncontrolling interest in subsidiary								92	92
Equity-based compensation | Predecessor									692
Equity-based compensation									692
Net income (loss) | Predecessor									(80,891)
Net income (loss)								(981)	(81,872)
Ending balance (Predecessor) at Dec. 31, 2015									317,161
Ending balance at Dec. 31, 2015							(7)	10,621	$ 327,775
Ending balance (in shares) (Predecessor) at Dec. 31, 2015									38,398,649
Fair value of interest rate swap							61		$ 61
Member contributions | Predecessor									23,519
Member contributions									$ 23,519
Member contributions (in shares) | Predecessor									3,866,864
Purchase of additional controlling interest | Predecessor									$ 707
Purchase of additional controlling interest								(1,055)	(348)
Noncontrolling interest in subsidiary								138	138
Equity-based compensation | Predecessor									317
Equity-based compensation									317
Net income (loss) | Predecessor									(306,481)
Net income (loss)	$ (844)	$ (199)							(313,948)
Ending balance at Dec. 31, 2016	$ 161	$ 38	$ 385	$ 112,716	$ 113,175	$ (1,043)		221,992	334,708
Ending balance (in shares) at Dec. 31, 2016	16,100,000	3,802,972	38,462,541
Beginning balance (Predecessor) at Dec. 31, 2015									317,161
Beginning balance at Dec. 31, 2015							(7)	10,621	$ 327,775
Beginning balance (in shares) (Predecessor) at Dec. 31, 2015									38,398,649
Net income (loss) | Predecessor									$ (306,481)
Net income (loss)								(4,407)	(310,888)
Ending balance (Predecessor) at Dec. 19, 2016									35,223
Ending balance at Dec. 19, 2016								5,297	$ 40,520
Ending balance (in shares) (Predecessor) at Dec. 19, 2016									42,265,513
Noncontrolling interest in subsidiary				(218,712)	(218,712)			218,712
Reorganization and 144A Offering | Predecessor									$ (35,223)
Reorganization and 144A Offering	$ 161	$ 38	$ 385	332,471	331,887				$ 297,248
Reorganization and 144A Offering (in shares) | Predecessor									(42,265,513)
Reorganization and 144A Offering (in shares)	16,100,000	3,802,972	38,462,541
Ending balance at Dec. 20, 2016	$ 161	$ 38	$ 385	113,759	113,175			224,009	$ 337,768
Ending balance (in shares) at Dec. 20, 2016	16,100,000	3,802,972	38,462,541
Beginning balance (Predecessor) at Dec. 19, 2016									35,223
Beginning balance at Dec. 19, 2016								5,297	$ 40,520
Beginning balance (in shares) (Predecessor) at Dec. 19, 2016									42,265,513
Net income (loss)				(1,043)		(1,043)		(2,017)	$ (3,060)
Ending balance at Dec. 31, 2016	$ 161	$ 38	$ 385	112,716	113,175	(1,043)		221,992	334,708
Ending balance (in shares) at Dec. 31, 2016	16,100,000	3,802,972	38,462,541
Fair value of interest rate swap							$ 7		7
Equity-based compensation				221	221			422	643
Net income (loss)				(4,172)		(4,172)		(8,108)	(12,280)
Ending balance at Mar. 31, 2017	$ 161	$ 41	$ 385	$ 111,263	$ 115,891	$ (5,215)		$ 217,308	$ 328,571
Ending balance (in shares) at Mar. 31, 2017	16,100,000	4,077,970	38,462,541